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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):   [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quadrangle GP Investors LLC
Address:  375 Park Avenue
          New York, NY 10152

Form 13F File Number: 28-12824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua Steiner
Title:    Managing Member
Phone:    (212) 418-1700

Signature, Place, and Date of Signing:

/s/ Joshua Steiner                 New York, NY                   May 5, 2009
---------------------------------  -----------------------------  ------------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       $356,857 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Number         Form 13F File Number              Name
         ------         --------------------              ----
            1                28-12825            QCP GP Investors II LLC

Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

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                          FORM 13F INFORMATION TABLE
                          QUADRANGLE GP INVESTORS LLC
                       FOR QUARTER ENDED MARCH 31, 2009

                                                                                                           Voting Authority
                                 Title of            Value (x Shrs or prn SH/          Investment  Other   ----------------
Name of Issuer                    Class      CUSIP    $1000)      amt     PRN Put/Call Discretion Managers Sole Shared None
--------------                   --------  --------- -------- ----------- --- -------- ---------- -------- ---- ------ ----
Cinemark Holdings, Inc. (a)      COM       17243V102 $ 50,154   5,341,206  SH             SOLE              X

NTELOS Holdings Corp. (a)        COM       67020Q107 $104,811   5,777,880  SH             SOLE              X

Protection One, Inc. (a)         COM       743663403 $ 37,654  11,803,886  SH             SOLE              X

NTELOS Holdings Corp. (b)        COM       67020Q107 $101,290   5,583,797  SH             SOLE       1      X

Dice Holdings, Inc. (b)          COM       253017107 $ 62,948  22,643,055  SH             SOLE       1      X

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(a) Position under the investment discretion of Quadrangle GP Investors LLC
(b) Position under the investment discretion of QCP GP Investors II LLC